Investments - Unrealized Loss Position Maturities (Details) $ in Millions	Dec. 31, 2018 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	$ 2,409
Unrealized losses, total	36
Supporting experience-rated products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	157
Unrealized losses, total	2
Supporting remaining products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	2,252
Unrealized losses, total	34
Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	1
Unrealized losses, total	0
Residential mortgage-backed securities | Supporting experience-rated products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	0
Unrealized losses, total	0
Residential mortgage-backed securities | Supporting remaining products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	1
Unrealized losses, total	0
Other asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	528
Unrealized losses, total	15
Other asset-backed securities | Supporting experience-rated products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	4
Unrealized losses, total	0
Other asset-backed securities | Supporting remaining products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	524
Unrealized losses, total	15
Less than one year
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	329
Unrealized losses, total	0
Less than one year | Supporting experience-rated products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	21
Unrealized losses, total	0
Less than one year | Supporting remaining products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	308
Unrealized losses, total	0
One year through five years
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	593
Unrealized losses, total	7
One year through five years | Supporting experience-rated products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	36
Unrealized losses, total	2
One year through five years | Supporting remaining products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	557
Unrealized losses, total	5
After five years through ten years
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	539
Unrealized losses, total	9
After five years through ten years | Supporting experience-rated products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	47
Unrealized losses, total	0
After five years through ten years | Supporting remaining products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	492
Unrealized losses, total	9
Greater than ten years
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	419
Unrealized losses, total	5
Greater than ten years | Supporting experience-rated products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	49
Unrealized losses, total	0
Greater than ten years | Supporting remaining products
Schedule of Available-for-sale Securities [Line Items]
Fair value, total	370
Unrealized losses, total	$ 5